PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 1,846	$ 1,962
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	1,977	2,153
Environmental rehabilitation, ending balance	1,783	1,977
Current provisions	(181)	(226)
Provisions, noncurrent	1,602	1,751
Operating segments [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) due to revisions	26	(92)
Provision used, other provisions	(79)	(76)
Increase (decrease) through transfers and other changes, other provisions	(6)	(4)
Increase through adjustments arising from passage of time, other provisions	47	48
Unallocated amounts [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Decrease through loss of control of subsidiary, other provisions	(103)	0
Other increase (decrease) due to revisions	(16)	38
Provision used, other provisions	99	121
Increase (decrease) through transfers and other changes, other provisions	(6)	(10)
Increase through adjustments arising from passage of time, other provisions	$ 42	$ 41